Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the Mesh Optical Technologies Corporation 2025 Equity Incentive Plan (as amended, the "Plan")
Amount Registered | shares	52,005
Proposed Maximum Offering Price per Unit	7.82
Maximum Aggregate Offering Price	$ 406,679.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 56.16
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall cover any additional shares of Class A Common Stock, par value $0.001 per share (the “Common Stock”), of Space Exploration Technologies Corp. (the “Registrant”), as may become issuable under options outstanding under the Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $7.82 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to restricted stock units ("RSUs") outstanding under the Plan
Amount Registered | shares	243,240
Proposed Maximum Offering Price per Unit	110.61
Maximum Aggregate Offering Price	$ 26,904,776.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,715.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the average of the high and low sales price of the Common Stock of $110.61 per share, as reported on the Nasdaq on July 31, 2026.